Disposal of Subsidiaries (Details) - USD ($)			12 Months Ended
	Jan. 19, 2025	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disposal of Subsidiaries [Line Items]
Gain from disposal of discontinued operation		$ 771,237
Estimated collectability			$ 30,000,000
Allowance of credit loss			$ 19,409,914	$ 5,467,941	$ 9,080,967
Fuwei Disposition [Member]
Disposal of Subsidiaries [Line Items]
Allowance of credit loss				$ 19,700,000	$ 10,300,000
Baijiayi [Member]
Disposal of Subsidiaries [Line Items]
Percentage of disposal equity interest	51.00%
Consideration value on disposition
Gain on disposal of subsidiary	$ 4,970